Significant events after the Statement of Financial Position date	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Events After Reporting Period [Abstract]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days
Significant events after the Statement of Financial Position date
Significant events after the Statement of Financial Position date
On December 31, 2019, the Company’s Board of Directors approved a Founder Preferred Share dividend of an aggregate of 6,421,074 Ordinary Shares calculated as 20% of the increase in the market price of our Ordinary Shares compared to 2018 dividend price of $16.7538 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $21.7289 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2019) and the Ordinary Shares underlying the Founder Preferred Share Dividend were issued on January 2, 2020.